Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

June 17, 2005

Gregory S. Belliston
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Proguard Acquisition Corp.
      Amendment 1 to Registration Statement on Form SB-2
      File No. 333-123910

Dear Mr. Belliston:

Pursuant to your letter dated May 3, 2005, please note the following:

General
1. The individuals who will be selling the offering have been named and an explanation of how they fit the safe harbor of Rule 3a4-1 of the Exchange Act has been made in the "Plan of Distribution" section as follows:

We will sell the units ourselves and do not plan to use
underwriters or pay any commissions.   We will be selling our
units using our best efforts and no one has agreed to buy any of our units.

The units are being offered by Ricardo A. Rivera and Norm Becker, officers and directors of Proguard Acquisition. Messrs. Rivera and Becker will be relying on the safe harbor in Rule 3a4-1 of the Securities Exchange Act of 1934 to sell the units. No sales commission will be paid for units sold by Messrs. Rivera and Becker. Messrs. Rivera and Becker are not subject to a statutory disqualification and are not associated persons of a broker or dealer. Additionally, Messrs. Rivera and Becker primarily perform substantial duties on behalf of Proguard Acquisition otherwise than in connection with transactions in securities. Neither Mr. Rivera or Mr. Becker were a broker or dealer or an associated person of a broker or dealer within the preceding 12 months and they have not participated in selling an offering of securities for any issuer more than once every 12 months other than in reliance on paragraph (a)4(i) or (a)4(iii) of Rule 3a4-1 of the Securities Exchange Act of 1934.

2.   The names of the promoters were previously disclosed under
"Security Ownership of Certain Beneficial Owners and Management".   Any
transactions with promoters have already been described under "Certain
Relationships and Related Transactions.   As a result, no further
disclosure has been made in response to this comment.

Risk Factors
3. A risk factor regarding the fact the Proguard does not intend to pay dividends has been added as follows:

We do not currently intend to pay dividends. Any gain from an investment in Proguard Acquisition will come from an increase in market price, which may not occur.

We anticipate that we will not declare dividends at any time in
the foreseeable future.   As a result, you will only realize a
gain in your investment in Proguard Acquisition from an increase in market price. We cannot assure you that an increase in market price will occur.

4.   The following risk factors have been added.

If we do not maintain an effective registration statement and qualify the warrants in your resident state, you will not be able to exercise your warrants.

Although we intend to keep the prospectus current and qualify the warrants for exercise in all appropriate states, we cannot assure you that we will be able to do so. If we are unable to maintain an effective registration statement or qualify the warrants in your resident state, you will not be able to exercise the warrants comprised in the units.

You may not be able to exercise your warrants if we exercise our right to call them two years after they are issued.

We have the right to call the warrants for $.01 per warrant with thirty days notice at any time after twenty-four months from the
date of the prospectus.   The warrant terms do not require that
our common stock trade at a certain price level for a period of
time before we can call the warrants.   Although we intend to
maintain a current prospectus for the exercise of the warrants and we do not intend to call the warrants for redemption at a time when we are not maintaining a current prospectus, you may not be able to exercise your warrants if we exercise our right to call them.

We do not meet the requirement for our stock to be quoted on NASDAQ
5. The principal obstacles keeping our stock from being eligible for listing on Nasdaq or on an exchange have been summarized as follows:




Currently the principal obstacles we have to our stock being quoted on any exchange include:
   -  insufficient net assets,
   -  only 30 shareholders, and
   -  non-reporting status

Future sales by our stockholders could cause the stock price to decline
6. The number of shares subject to restrictions on sales pursuant to Rule 144 and when the restrictions expire has been added as follows:

Prior to the offering, there has been no market for our common
stock.   All of the 2,350,000 common shares currently outstanding
are subject to restrictions on sales pursuant to Rule 144.   The
restrictions on sales by non-affiliates will expire on or before
July 2006.   By the end of 2005, affiliates will be able to able
to sell a portion of their common shares each quarter.   No
predictions can be made of the effect, if any, that market sales of shares of common stock or the availability of such shares for sale will have on the market price prevailing from time to time. Nevertheless, sales of significant amounts of our common stock could adversely affect the prevailing market price of the common stock, as well as impair our ability to raise capital through the issuance of additional equity securities.

You will experience immediate dilution of at least 75% of your investment
7.   The risk factor has been revised as follows:

Immediately after the offering, if we raise the entire amount, the book value per common share will be $.25 or 75% less than the
offering price.   If we only raise $300,000, the book value per
common share will be $.11 or 89% less than the offering price.
As a result, the investors who purchase units in this offering will contribute 92.36% of the total amount to fund Proguard Acquisition but will own only 25.40% of the outstanding share
capital and 25.40% of the voting rights.   This does not include
any common shares issued upon exercise of the warrants.

Our cash balance in banks and brokerage firms may exceed.
8.   The risk factor has been deleted.

We are dependent on Frank R. Bauer
9. The difficulties in attracting and retaining qualified personnel have been discussed.

Proguard Acquisition has been relatively new and unknown to this point; the area of operation is very costly to live in and small in size. The qualified work force available to our industry in the area is very small.

Competition for employees is very strong between competitors;
Proguard Acquisition has only been able to offer a minimal
benefit package up to this point.   Proguard Acquisition has been
too small to attract middle and upper level management personnel from outside of the area.

Our major competitors could negatively impact our revenues
10.
Our target market to date has been a very small area including Pitkin, Garfield, and a portion of Eagle counties. In this area there are four to five small competitors and one large competitor. To date we have continued to grow slowly by developing new business and converting existing business from other companies. As we continue to grow and attract customers from the other companies, competition should increase and battles will exist. We plan to strengthen our customer base by soliciting our competitors' dissatisfied customers.

We lose some of our customers over time
11. The last two paragraphs of the risk factor have been added to discuss the restructuring.

As a relatively new company to the area, without a strong reputation, we elected to break even, or actually lose money initially, to gain a customer base. We presently offer new customers:

   -   Free system inspections;
   -   Free conversions;
   -   Repaired equipment at cost;
   -   New upgrade equipment at cost;
   -   Reduced labor rates;
   -   Free first month monitoring;
   -   Four hour service response time and
   -   Guard response on all alarms.

We will to begin restructuring our marketing plan. As prices increase and as we eliminate some offerings, we believe our customer growth may slow down and our competitors may hold on to more customers and may attract some back. Additionally, as we grow larger, the personal service we have been able to offer may diminish to some degree and negatively affect some of our customer base.

12.   The disclosure has been revised as follows:

   -   adequately reprogram the system,
   -   update our files,
   -   instruct the customer and
   -   inspect and repair the system equipment

or adequately service the accounts by:
   -   establish a customer file,
   -   verify signals are received,
   -   dispatch on an alarm,
   -   notify the customer and
   -   service the customer in a timely manner.
We must meet and exceed all of the customers' expectations,
municipal ordinances and codes, as well as police/fire
Regulations.

Our customer acquisition strategies may not be successful
13. The principal changes to our acquisition strategy have been described as follows:
Our initial strategy was to offer free conversion to any existing competitors customer that wished to change service. We would inspect their system, reprogram panels as many times as- need be, and make necessary repairs to equipment at no charge to
customers.   This produced a negative cash outlay at inception
but gained a customer contract with reoccurring income.



To gain new builder business and attract new construction projects, we offered the pre-wire phase at cost and discounted
trim-out pricing on our labor.   This business was offered at a
break-even price to gain the end user as a monthly revenue
customer.   As we have grown and improved our reputation in
target market, we have been able to increase new construction
prices.   We have also been able to obtain better equipment
pricing and increase our monthly charges for conversion accounts. We have finally begun purchasing existing accounts from smaller competitors at a lower purchase price than it cost us to attract a new customer.

14. Proguard Acquisition's customer base has not declined. The following language has been added for clarity.

There can be no assurance that our strategy will be successful. Although our customer base has continued to grow from inception and we maintain an attrition rate below the industry average, if the strategy is not successful, our customer base could decline. If successful, the selling costs related to this strategy will
increase our expenses and uses of cash.   Failure to economically
replace customers lost through attrition or increased cash needs could have a material adverse effect on our business, financial condition, results of operations and ability to service debt obligations.

Increased adoption of non-response or verification required policies
15.   The risk factor has been expanded to provide the following additional detail.
We have no historical figures to determine our actual false alarm
rate.   Pitkin County, our major existing market has had a non-
response ordinance for the past five years.  Today, other
counties and cities are reviewing this policy to help save on
false alarm costs.   The city of Aspen, our largest customer
base, has now adopted a verification required or two-device alarm policy to take pressure off of their volunteer fire department and police department.

In response to these laws, we have established a 24/7 Guard Service for alarm response;
   - We have established 24/7 customer verification by a live operator;
   - Every alarm is verified by phone and/or on site verification;
   - Guard tours are conducted on commercial properties where police surveillance is not available;
   - Every commercial fire alarm is dispatched so that we coordinate with Fire department;
   -   Close coordination occurs with Pitkin County Dispatch and
City of Aspen;
   - Alarm Permits are processed and paid for every new alarm customer installed;
   - An in house dispatcher maintains permit files and dispatch reports with Police departments. >

All of this requires additional office, service, guard and dispatch personnel and increases operational costs. As more municipalities adopt these laws, we will have to increase
verification and on-site visits.    This will result in increased
costs of providing our services, and consequently lead to less demand for alarm monitoring services in general and increase our
attrition.   Additionally, we will incur greater costs in
monitoring, evaluating and attempting to affect the outcome of these initiatives.

We are susceptible to macroeconomic downturns which may negatively impact
16.
Our target market of Aspen, Colorado and Snowmass Village,
Colorado are retreat home communities for snow skiing, hiking and other recreation enthusiasts. Most homeowners use their homes two to three months out of the year. These homes are their vacation homes, and are expendable.

Because of the value and real estate market for these homes, there is maximum police and fire protection and a questionable
need for security.   As the economy sways, so does our business.
As the market impacts our customers more than most, our business interacts with the market.

We are more susceptible to economic conditions in our area than
most companies in our industry.   Similarly, the price of our
securities is subject to volatility due to fluctuations in general market conditions, differences in our results of operations from estimates and projections generated by the investment community and other factors beyond our control.

Business
17. The form and year of organization have been disclosed along with our website address.

We were incorporated in Florida in June 2004.   Our website
address is www.proguardprotection.com.

18. The following disclosure has been added to explain what an environmental security system is.

Environmental systems consist of:
   - Temperature sensors that monitor temperature levels and sends an alarm if they rise or fall outside of a preset range and monitor freezing before pipes break.
   -   Flood Sensors   Monitor for water leakage and sends alarm.
   -   Humidity Sensors   Monitor humidity.
   -   Gas Detectors   Monitor gas leakage and sends alarm.
   -   Carbon Monoxide Detectors   Monitor carbon monoxide levels
in the living areas and sends an alarm if a level is detected.

The following table outlines the approximate percentage of our business that comes from fire alarms, intrusion alarms, and environmental systems and the profitability of each type of system.

Type of system          % of business   Monthly Monitoring Rate  Monthly Cost  Profit %
Commercial Fire Alarms:      40%               $45.00               $12.00        74%
Residential Fire/Intrusion
   Alarms:                   50%               $39.95                $8.00        80%
Residential Environmental
   Alarms:                   10%               $29.95                $8.00        74%

19. Proguard Protections history has been provided in more detail as follows:

Proguard Protection was incorporated in Colorado on April 24,
2000.   On July 1, 2004, the shareholders of Protection cancelled
their 1,000,000 shares of outstanding Protection no par value common stock and received 395,000 shares of the Company's
restricted $0.001 par value common stock.   Proguard Acquisition
acquired 100 shares of the no par value common stock of Proguard Protection for $100 on July 1, 2004 pursuant to an oral agreement. Effective July 1, 2004, Proguard Protection became a
wholly owned subsidiary of Proguard Acquisition.   Prior to July
1, 2004, Proguard Protection provided professional protection to clients through installation and monitoring of fire, intrusion and environmental security systems and continues to pursue the same business since its acquisition by Proguard Acquisition.

20.   There is no written agreement related to the reverse acquisition
transaction.   As a result, no exhibit has been filed.

21.   The following discussion has been added.

The following table outlines the approximate percentage of our business that comes from fire alarms, intrusion alarms, and environmental systems and the profitability of each type of system.

Type of system          % of business   Monthly Monitoring Rate  Monthly Cost  Profit %
Commercial Fire Alarms:      40%               $45.00               $12.00        74%
Residential Fire/Intrusion
   Alarms:                   50%               $39.95                $8.00        80%
Residential Environmental
   Alarms:                   10%               $29.95                $8.00        74%

Customer Contracts
22.  The following language has been added.
   Customer Contracts. As of May 10, 2005, our customer contacts consisted of the following:

Contract Term                    Number of accounts

  One Year                                5
  Two Year                                0
  Three Year                              2
  Four Year                               0
  Five Year                             429

  Service         Number of accounts   Monthly Monitoring Rate  Monthly Cost  Profit %
Extended Service
  Protection on five
   year contracts             37               $30.00             $15.00         50%
Cellular Radio Backup
   On five year contracts     22               $20.00              $9.00         55%

Our existing alarm monitoring customer contracts provide for automatic renewals for a fixed period (typically one year) unless we or the customer elect to cancel the contract at the end of its term.

Customers can sign alarm monitoring contracts that include a bundled monthly charge for monitoring and extended service protection, which covers the normal costs of repair of the
security system.   Customers may elect to sign an alarm
monitoring contract that excludes extended service protection at
a reduced monthly charge.   New residential and commercial
customers can elect to include line security based on cellular technology in their service bundle.

23.   The language has been revised for clarification as follows:
Through our subsidiary, Proguard Protection, we are large enough to serve customers' needs and attentive enough to know customers by name. Compared to the industry average, we are a relatively
small company with only nine employees.   However, we emphasize
our service support and maintain five service/installation
technicians of which 56% are field technicians.   The clientele
in our target market require quick response and solutions to their alarm problems, and maintaining a higher ratio of field technicians to other personnel allows us to provide that quick and quality service.


24. The disclosure has been revised to state that the various counties are located in Colorado.

25.   The disclosure has been expanded as follows:

   Underwriters Laboratories - Protective Signaling - certification -tests and certifies equipment and is a manufacturer for our industry.
     - Level IV - certification
   National Institute of Engineering Technologies   Established
training courses,- testing and certification for fire alarm
installation levels.
   National Fire Protection Association   Established and
maintains all codes and regulations for installation of fire alarm systems. Publishes code books and specifications for the industry to follow.
   American Society for Industrial Security Certified Protection
Specialists Executive Security International   Trade guilds and
associations which monitor and set procedures for the security industry.

26.(a)   The word "excellent" has been deleted.   The disclosure has
been expanded regarding our business model.

   - Level Three General Electric national account rating - General Electric has four levels of buying power through the
Security Pro Dealer-Network.   Level III, which requires annual
purchases to exceed $72,000.00 per year.   Levels are I through
IV. The highest level, IV, required annual purchases to exceed $144,000.00 per year.
   - Obtaining clientele through attraction, marketing, account takeovers and buyouts
   - Partnership with local guard service companies as well as the local Chamber of Commerce to become a part of the community.

We believe that the key to the success of our subsidiary's business is as follows:



   Local company office
   Local company employees
All classifications for sales, service, and installation are company employees. Our central station monitoring and customer dispatch are contracted with a third part U.L. central station company. We interface with this company through computer internet and telephone on a 24/7 basis.

27.   The information has been revised as follows:
Our present geographic market is the Pitkin, Eagle and Garfield County areas, which include Aspen, Snowmass Village and the
Roaring Fork Valley, Colorado.   Our corporate office in Aspen
services this market and all of our current employees live and work within the market.
   Local merchant affiliation
To foster our local merchant affiliation, we have become members of the Aspen/Snowmass Resort Association and Chamber of Commerce. We also have an affiliation with the Roaring Fork Valley Chamber and other city committees. We have solicited all business in Aspen/Snowmass and offered free inspections and takeover of existing alarm systems. Many businesses are now part of our customer base, with many more being referred daily.

28.   The term "state of the art" has been deleted.

29. The discussion of the "new industry undeveloped in area" has been expanded as follows:

   New industry undeveloped in area.
At this time we are the only local security company in the Aspen/Snowmass area. The last local company was purchased over six years ago and moved down valley over one hour away. Today, our closest competitor is thirty miles down valley and must send crews up the mountain to compete in our market.

Any major competitor could easily enter our area, however due to the small customer base and the high cost of operations, it is not practical for volume monitoring companies to look at the area.

We have spent five years developing our model based on specialty installations, customer service, guard response and selective cost controls in which we see profitability. All local competitors are located at least one to two hours away and only occasionally solicit our market.

We consider our area undeveloped in that no other competitor is prepared to establish an office in our market and compete head to head with our company. It is undeveloped because no other general dealer is within our market. It is also considered undeveloped due to the fact that down valley competitors have abandoned the area specialty builders and contractors due to the high cost of doing business. As a result, we have gained that market with profitability in new construction build out.

Security Systems and Services
30. Each of our services and products have been described in greater detail as follows:
Of the twelve (12) control panel packages offered to us by General Electric, we purchase and install six (6) of them. The product use is as follows:

Security Pro 500 (Concord Express):
Not used because it is a very low end system with minimal zone capacity, which is not conducive to our market.

Security Pro 1000 (Simon III):
The product is a complete RF Wireless Control Panel with built-in keypad and siren, and is used in our condominium, townhouse and rental properties which cannot have wiring completed. *This product produces about 10% of our revenue.*

Security Pro 6000 (Concord):
The product is our main Hybrid (wireless and hardwire) panel used in most existing home installations, and comes with an LCD keypad. It has compatibility with up to 96 zones. *This product produces about 30% of our revenue.*

Advent Home Navigator:
Not used because of cost and difficulty for owner understanding.
It is being replaced with the Pro 6000 (Concord).

Advent Commercial:
Not used because of cost and lack of technical support. It is being replaced with the Concord and the Concord Ultra.

Advent Commercial Fire:
Not used because it does not meet local Fire Codes. It will not allow for point I.D. addressability and utilizes wireless RF fire technology, which is not approved by the local fire marshal.

Security Pro 7000 (Concord Ultra)
Used on rare occasions where more than 96 zones are needed or where module expansion is requested. *This product produces about
5% of our revenue.*

Allegro System:
This system is the latest small wireless system which is fully self-contained with a wireless phone interconnect. It is being used more and more for applications where wiring is not possible, as in condos, townhouses and apartments. *This product produces about 10% of our revenue.

Security Pro 400 (Networx NX4)
Not used, as it is a low end hardwire panel with only 4 zones.
Not conducive to our clientele.

Security Pro 600 (Networx NX6)
Also not used because of it only having a 6 zone capacity and lack of other upper end features.

Security Pro 800 (Networx NX8)
Used for our basic hardwired new construction homes needing up to a 48 zone capacity. It is a strong part of our new home installations. *This product produces about 15% of our revenue.*

Security Pro 801 (Networx NX8E)
Is our major panel for installation in new construction homes for the upper end. This product has a zone capacity of up to 192 zones with 8 partitions, LCD keypads and modular designs. *This product produces about 30% of our revenue.*



31.   A discussion of our contract has been expanded as follows:

On February 19, 2003 we entered into a GE Interlogix Authorized Dealer Agreement under its Security Pro Program, that secures our territory and provides for discount product pricing, co-op
advertising, GE logo recognition, website affiliation, etc.   In
addition to the dealer program, GE Interlogic markets its security equipment through the distribution system with our
industry.   The terms of the agreement include:

   -   Term.   The initial term was until February 17, 2004 and
was automatically renewed until February 17, 2005.   The
agreement was orally renewed to February 17, 2006 in
contradiction to the terms of the agreement that requires a
written further renewal.   Proguard Acquisition is currently
waiting for receipt of said written further renewal.

   -   Assigned Territory.   We have the non-transferable right
to distribute and sell the Security Pro line of security products within the state of Colorado the counties of Eagle, Garfield and
Pitkin.   GE agreed to limit its appointment of dealers of
Program Pro products within the assigned territory.

   -   Sales Goal.   The initial sales goal of Proguard
Acquisition was $12,000 per month. Failure to purchase Program Products in the minimum amounts could result in the (i) termination of the agreement in GE Interlogix's sole option or
(ii) a change in the assigned territory and/or assignment of additional dealers of Program Products within the assigned
territory at GE Interlogix's sole option.   On September 28,
2004, the agreement was adjusted by GE Interlogix to reflect a sales goal of Proguard Acquisition reduced to $6,000 per month and a price increase. Failure to purchase Program Products in the minimum amounts could result in the (i) termination of the agreement in GE Interlogix's sole option, (ii) a change in the assigned territory and/or assignment of additional dealers of Program Products within the assigned territory at GE Interlogix's sole option or (iii) a change in the pricing and/or sales commitment at GE Interlogix sole option.

To safeguard our product availability, we have opened accounts with several distributors and negotiated pricing comparable to our Level III schedule.

Our volume continues to grow with these distributors and we are guaranteed an equipment channel, even if we should elect to terminate our GE affiliation in the future.

Use of Proceeds
32.   The discussion of long term debt has been added:
Our long term debt consists of two $50,000 notes due to CSII, an affiliate with similar officers and directors, payable in 2006.
The current interest rate on each note is eight percent.   Both
notes were executed over a year ago with funds used to acquire in-house customers as well as purchase third party accounts. Payoff of this long term debt will save Proguard Acquisition $8,000 per year in interest and eliminate renegotiating the debt with a clean credit rating.

33.   See response to comment 32 above.

34.   The following discussion regarding new accounts has been made:
As of this date we have no specific company to which we have contracted to purchase additional accounts.

We have solicited several competitors in our existing target market and have begun discussions towards purchasing accounts.

We have also located potential acquisitions of accounts in the new markets we plan to expand into through the offering.
Establishing an account base through purchase would immediately support our new satellite offices and allow for the expansion.

35. Use of proceeds has been amended to more clearly breakout the use of any funds raised.

Gross proceeds                           $800,000              $300,000
Offering expense                           41,363                41,363
                                         --------              --------
Net proceeds                             $758,637              $258,637

Long term debt                           $100,000 (13%)        $100,000 (39%)
Purchase of New Accounts                  387,500 (51%)          66,174 (26%)
Add four (4) vehicles to fleet             40,000 (5.3%)         13,708 (5.3%)
Upgrade three (3) existing vehicles        30,000 (4.0%)         10,345 (4.0%)
Upgrade computer network   Aspen            8,000 (1.0%)          2,586 (1.0%)
Open Satellite office   Avon/Vail          20,000 (2.6%)          6,725 (2.6%
Open satellite office   Grand Junction     20,000 (2.6%)          6,725 (2.6%)
Purchase installation tools for
   three (3) new installers                12,000 (1.6%)          4,138 (1.6%)
Outfit two (2) new service technicians     10,000 (1.3%)          3,362 (1.3%)
Recruit and hire five (5) new employees     6,000 (.79%)          2,043 (.79%)
Leasehold improvements   Aspen office      15,000 (2.0%)          5,173 (2.0%)
Fund due diligence for purchasing accounts 25,000 (3.3%)          8,535 (3.3%)
Purchase new operating software
    (security industry modules)             9,000 (1.2%)          3,104 (1.2%)
Fund marketing plan for expansion          10,000 (1.3%)          3,362 (1.3%)
Purchase office furniture   Aspen           5,000 (.66%)          1,707 (.66%)
Corporate office   Ft. Lauderdale, FL.     61,137 (8.1%)         20,950 (8.1%)
                                         --------              --------
      Net Proceeds                       $758,637              $258,637

36.   No response required.



Management's Discussion and Analysis of Financial Condition and Results of Operations
37(a)   The following discussion of critical accounting estimates has been made.

Quarterly billings for monitoring are billed in advance. At
December 31, 2004, the Company had billed for the three months
ended March 31, 2005.   All of this billed revenue is deferred to
the following quarter and recognized in its entirety.

(b)
The bundled monthly charge for monitoring and extended service protection is billed on a quarterly basis in advance. Revenue for both monitoring and extended service protection is recorded as
"Monitoring Revenue."   Quarterly billed revenue is deferred at
the time of billing and recognized during the quarter covered by
the billing period.   Expense related to both the monitoring and
extended service protection are recognized in the quarter in which they are incurred.

Trends and Uncertainties
38. The uncertainties relating to customer cancellations of existing contracts has been discussed as follows:

We receive an aggregate of $2,270 in monthly fees from our
purchase of contracts in 2004.   This amount may be reduced if
any of the customers cancel their existing contracts.



Financing Activities
39.   The disclosure has been expanded as follows:

Financing Activities.   During 2004, we raised money through the
sale of 1,955,000 common shares for $.05 per common share for an
aggregate of $97,750.   These sales were made to officers and
directors, and promoters, their family and business associates. All of these common shares were issued to sophisticated investors under an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933.

40.   Copies of the notes will be incorporated as exhibits

Results of Operations.
41.   The discussion has been revised as follows:
Our 2004 sales increased significantly in the following areas and for the following reasons:

Equipment sales increased $50,870.00 or 56%.
   -   New construction contracts were established with builders;
   - Equipment discounts were offered to customers requiring upgrades;
   - Our general electric product recognition brought in new customers; and
   - Heavy marketing campaign for GE wireless hybrid systems installed in expensive homes was effective.

Installation revenue increased $108,057.00 or 63%.
   -   Builders business added to installation revenue;
   - Labor prices were increased from $65.00 to $78.00 per hour (20%) and accepted. This labor rate remains still below our competition;
A heavy marketing campaign for system upgrades and conversion was conducted;
   - Hybrid wireless systems allowed installations to meet insurance requirements without having to destroy homes; and
   -   Actual installs increased by 169% for 2004.

Monitoring revenue increased by $85,753.00, or 248%.
   - Our customer base increased from 140 to 377 customers for 169% growth;
   - Monthly reoccurring revenue per account increased due to other services (open/close reports, service contracts, key holder service, cell radio back-up, etc.), being sold;
   - Strong increase in commercial fire and business accounts increased monthly monitoring rate average;
   - Real estate brokers and property managers began transferring bulk accounts to our company; and
   -   Local company/local service theme began to take root.



Service revenue increased $15,443.00 to 54%.
   -   Hourly service rate was increased by $13.00;
   -   Free service calls were reduced;
   - Service call labor was reduced through better routing and efficiency; and
   - Marketing campaign for free system inspections produced major service revenue for upgrade and change out of defective equipment found and documented.

Persons Beneficially Owning More than 5% of Outstanding Common Stock.
42. The disclosure has been revised to state that the beneficial ownership table includes shares that the shareholders have the right to acquire within 60 days.

43.   The natural person who controls Plymouth Capital was previously
disclosed.   Allerton Town is a natural person.

Certain Relationships and Related Transactions
44. The executive offices of the company are orally leased from Financial Communications, Inc., an affiliated company, on a month-to-month basis. There is no written agreement.

45.   The company is affiliated with both Corrections Systems
International, Inc. and Financial Communications, Inc.   Frank Bauer
and Norm Becker are officers and directors of Proguard Acquisition and
CSII.   Financial Communications, Inc. is controlled by Diane Martini, an affiliate and Ron Martini, a non-affiliate.

Plan of Distribution
46. The interest rate that will be paid to investors if the minimum offering amount is not met has been disclosed.

Consolidated Financial Statements
Consolidated Statements of Operations
47. The historical financial statements include all costs of doing business. There are no uncompensated contributed services.

Consolidated Statement of Changes in Stockholders' Equity
48. We have revised the consolidated statement of changes in stockholders' equity.














































































































































































































































Notes to Consolidated Financial Statements
Note 1.   Summary of Significant Accounting Policies Revenue
Recognition
49. Customers are required to remit a 50% deposit for the sale and installation of security devices upon the signing of the contract. Revenue from the sale and installation of security devices is
recognized when the device is installed.   Revenue from alarm
monitoring and extended service protection is recognized during the
quarter covered by the billing period.   Customer's contracts for alarm
monitoring and extended service protection are generally for one or more years of service and can be terminated, at the discretion of the Company, upon a 30-day written notice of cancellation from the
customer.   It is the current policy of the company to grant customers an early termination of their contract upon the 30-day written notice. Refunds of monitoring revenue are prorated based upon the date of disconnection.

Note 2.   Acquisition of Proguard Protection Services, Inc.
50. Proguard Acquisition Corp. was formed on June 8, 2004. The sole purpose of Proguard Acquisition Corp. being formed was to acquire 100% of the stock of Proguard Protection Services and to file an SB-2 in an initial public offering. Prior to July 1, 2004, the two companies were not under common control.

51. Note 2 has been clarified.

 Note 6. Common Stock
52.

                                                                                             PER        PER
NAME                  RELATED           DATE         CERT           Number of      $        SHARE      SHARE
                       PARTY                           #              Shares   Received    CASH PAID    FMV
  f)                      f)             a)                              b)                   c)         d)
                                                                                                        (1)
DIANE MARTINI              Yes         6/10/04        1000           100,000      5,000        0.05    0.05
PROFESSIONAL PROGRAMMERS   Yes         6/24/04        1001            50,000      2,500        0.05    0.05
HI-TECH LEASING             No         6/24/04        1002            50,000      2,500        0.05    0.05
BALANCE 6/30/04                                                      200,000     10,000

DANIEL RIVERA              Yes          9/3/04        1003            50,000       2,500      0.05     0.05
RICARDO RIVERA             Yes          9/3/04        1004            70,000       3,500      0.05     0.05
NORMAN BECKER              Yes          7/9/04        1005           100,000       5,000      0.05     0.05
RONALD MARTINI              No          7/9/04        1006             5,000         250      0.05     0.05
CORRECTIONS SYSTEMS
   INTERNAT'L              Yes          9/3/04        1007            100,000       5,000     0.05     0.05
CORP INVESTMENT ASSOC      Yes          9/3/04        1008            100,000       5,000     0.05     0.05
PAT CATIZONE               Yes          9/3/04        1009             95,000       4,750     0.05     0.05
BARBARA CATIZONE           Yes          9/3/04        1011            150,000       7,500     0.05     0.05
CARMINE CATIZONE           Yes          9/3/04        1011            150,000       7,500     0.05     0.05
CARMINE CATIZONE           Yes          9/3/04        1012             12,500          625    0.05     0.05
CARMINE CATIZONE           Yes          9/3/04        1013             12,500          625    0.05     0.05
SHERRI CATIZONE            Yes          9/3/04        1014             50,000        2,500    0.05     0.05
CREATIVE BEAUTY SUPPLY
   OF NJ                   Yes          9/3/04        1015            100,000        5,000    0.05     0.05
THOMAS PARRILLO             No          9/3/04        1016             10,000          500    0.05     0.05
RAFFAELE CATIZONE          Yes          9/3/04        1017             25,000        1,250    0.05     0.05
TERESA CATIZONE            Yes          9/3/04        1018             25,000        1,250    0.05     0.05
FRANK R BAUER              Yes          9/3/04        1019            500,000       25,000    0.05     0.05


FR BAUER                   Yes          7/1/04        1020             65,000 These shares were effectively outstanding
FR BAUER  II               Yes          7/1/04        1021            130,000    prior to the reverse acquisition
DAVID RAIFE                 No          7/1/04        1022             90,000     See statement of changes in
                                                                                 stockholders' equity for the year
DAVID J. BACH               No          7/1/04        1023             30,000   ended December 31, 2004.  The total of
                                                                                  these equals 395,000 shares
STAN WASHBURN               No          7/1/04        1024             30,000
JON T BAUER                Yes          7/1/04        1025             30,000
TEDDY BURLINGHAM            No          7/1/04        1026             20,000


THOMAS PARRILLO             No         9/17/04        1027             10,000          500      0.05     0.05
RAFFAELE CATIZONE          Yes         9/17/04        1028             28,125        1,406.25   0.05     0.05
TERESA CATIZONE            Yes         9/17/04        1029             28,125        1,406.25   0.05     0.05
CARMINE CATIZONE           Yes         9/17/04        1030             56,250        2,812.50   0.05     0.05
DIANE MARTINI              Yes         9/17/04        1031             27,500        1,375      0.05     0.05
PLYMOUTH CAPITAL            No         9/24/04        1032            150,000        7,500      0.05     0.05
BALANCE 9/30/04                                                     2,350,000       97,750

(1) based on the cash sales during the period
e) There is no convertible debt or preferred stock so there is no related fair value
g) There are no concurrent transactions
h) There is no compensation or interest element to any of the shares issued
i) There are no grants so there is no related fair value
j) There is no valuation so there is no alternative selected.




Exhibit 5.1 Legality Opinion
53.   This assumption has been deleted.

54. The opinion has been revised to provide an opinion as to whether the warrants are binding obligations under the state contract law governing the warrant agreement.


Based upon the foregoing, I am of the opinion that the common shares will be validly issued, fully paid and nonassessable and that the warrants are binding obligations under Florida contract law governing the warrant agreement.

55.   The opinion has been further revised as follows:

This opinion opines upon Florida law, including the Florida
Statutes, all applicable provisions of the statutory provisions, and reported judicial decisions interpreting those laws.

Exhibit 21 - Consent of Independent Certified Public Accountants
56. The consent of Stark Winter Schenkein & Co., LLP for the use of their report dated December 14, 2004 relating to the financing statements of Proguard Acquisition Corp. for the period ended June 30, 2004 has been provided.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require further information.


Very truly yours,


/s/Jody M. Walker
-----------------------
Jody M. Walker, Attorney At Law


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